UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number _811-05052_

 Value Line New York Tax Exempt Trust
(Exact name of registrant as specified in charter)

7 Times Square,21st Floor,New York,N.Y. 10036-6524
(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: January 31, 2012

Date of reporting period: July 31, 2011

Item I.  Reports to Stockholders.

A copy of the Semi -Annual Report to Stockholders for the period ended 7/31/11 is included with this Form.

INVESTMENT ADVISER	EULAV Asset Management 7 Times Square 21st Floor New York, NY 10036-6524 EULAV Securities LLC	S E M I - A N N U A L R E P O R T
J u l y 3 1 , 2 0 1 1
DISTRIBUTOR
CUSTODIAN BANK SHAREHOLDER SERVICING AGENT INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM LEGAL COUNSEL DIRECTORS OFFICERS
7 Times Square 21st Floor
New York, NY 10036-6524
State Street Bank and Trust Co.
225 Franklin Street
Boston, MA 02110
State Street Bank and Trust Co.
c/o BFDS
P.O. Box 219729
Kansas City, MO 64121-9729
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017
Peter D. Lowenstein, Esq.
496 Valley Road
Cos Cob, CT 06807-0272
Mitchell E. Appel
Joyce E. Heinzerling
Francis C. Oakley
David H. Porter
Paul Craig Roberts
Nancy-Beth Sheerr
Daniel S. Vandivort
Mitchell E. Appel
President
Michael J. Wagner
Chief Compliance Officer
Emily D. Washington
Treasurer and Secretary
Value Line New York Tax Exempt Trust

This unaudited report is issued for information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Trust (obtainable from the Distributor).

#00081725

Value Line New York Tax Exempt Trust

To Our Value Line New York

To Our Shareholders (unaudited):

Enclosed is your semi-annual report for the six months ended July 31, 2011. We encourage you to carefully review this report, which includes economic highlights, your Trust’s performance data, schedule of investments, and financial statements.

For the six months ended July 31, 2011, the total return of the Value Line New York Tax Exempt Trust was 5.33% as compared to the Barclays Capital Municipal Bond Index(1) return of 6.27% for the same six-month period.

The uncertain investment environment that prevailed for much of 2010 continued through the first half of 2011. Investors became more risk averse in reaction to economic weakness both in the U.S. and abroad. The slow pace of job creation was a key concern domestically, although New York State posted firmer employment numbers than the national average. As of the end of July, the unemployment rate for New York State was 8.00%, well below the national rate of 9.1%. Since the state’s economic recovery began in November 2009, New York has recouped just over 57% of the private sector jobs lost in the last recession.

There was also some positive news on New York State’s budgetary front. A day ahead of the deadline, New York adopted a $132.5 billion budget. Passage of the budget won broad bipartisan support giving Gov. Andrew Cuomo his most significant victory since taking office in January. This relatively smooth budgetary process was a factor in the state’s ability to maintain its credit rating at the 4th highest investment grade rating by Moody’s, Standard & Poor’s, and Fitch.

We continued to follow a conservative investment policy focusing on principal preservation and tax exempt income maximization. The Trust’s focus on the highest quality credits largely accounts for its underperformance relative to the Barclays Capital Municipal Bond Index(1). While the average AAA-rated municipal bond returned 4.59% for the period, the average BBB-rated municipal bond returned 7.93%. Maintaining a slightly shorter average maturity than the Barclays Capital Municipal Bond Index(1) also detracted from the Trust’s performance. Additional investment strategies employed for shareholder benefit included a buy-and-hold approach to minimize trading costs and striving to stay fully invested in order to maximize income.

All of us at the Advisor recognize that it has been difficult navigating the capital markets in 2011 and appreciate your confidence in us. We are working to find attractive investments that meet your Trust’s objectives in this period of low interest rates and we continue to welcome the opportunity to serve your investment needs.

Sincerely,
/s/ Mitchell Appel
Mitchell Appel, President
/s/ Liane Rosenberg
Liane Rosenberg, Portfolio Manager

(1)	The Barclays Capital Municipal Bond Index is a total-return performance benchmark for the long-term investment grade tax-exempt bond market. The returns for the Index do not reflect charges, expenses, or taxes and it is not possible to directly invest in this Index.

Value Line New York Tax Exempt Trust

Tax Exempt Trust Shareholders

Economic Highlights (unaudited)

The first half of 2011 saw the broad US stock market rising on the heels of strengthening corporate profits. The S&P 500 returned 6% for the first six months of the year despite significant global economic concerns. Several members of the European Union continued to face a serious debt crisis including Greece, Portugal, Ireland, and Spain. Further, the nuclear disaster in Japan and the geopolitical upheaval in commodity markets added to investor concerns. At home, disappointing job growth in the United States kept the national unemployment rate firmly above 9% for the second quarter.

By mid-year there was mounting evidence that the US recovery had slowed to a crawl. Consumer spending, which accounts for roughly 70% of economic activity, declined in June for the first time in 2 years. First quarter GDP was up by only 0.4%, and second quarter GDP growth was only modestly better at 1.3%. Employment growth in July lagged June numbers, and it was reported that the level of new factory orders decreased. By August, only 58% of the population was working, the lowest level in nearly 3 decades. Housing prices remained almost uniformly weak.

Much of the summer was consumed by the drama of the U.S. debt ceiling negotiations, resulting in an 11th hour deal that appears to satisfy few constituents. It surely did not satisfy Standard & Poor’s who felt that the $2.1 trillion deficit reduction over 10 years was insufficient to solve the country’s debt problem. The rating agency proceeded to downgrade U.S. Treasury debt from AAA to AA+. This downgrade did not affect short-term Treasuries. Within a few days the rating agency imposed the same rating cut on the long-term debt of several U.S. Agencies including Fannie Mae and Freddie Mac. The other major rating agencies, Moody’s and Fitch, maintained AAA ratings for U.S. Treasury debt as well as for the U.S. Agencies. Investor confidence plunged on the heels of the debt ceiling debacle and the US Treasury debt downgrade. Returns for the S&P 500 turned negative in August giving up its returns for the year.

The bond market rallied as stocks took a dive. Yields fell and prices rose across fixed income markets as investors looked for safer havens. Despite the rating downgrade, investor demand for Treasuries soared, and by early September, 10-year Treasury note yields had fallen to an all-time low of 1.90%. This downward pressure on Treasury yields came largely from an employment report showing no new jobs being added in August. This disappointing jobs report kept the unemployment report unchanged at 9.1%.

Value Line New York Tax Exempt Trust

TRUST EXPENSES (unaudited):

Example

As a shareholder of the Trust, you incur ongoing costs, including management fees, distribution and service (12b-1) fees, and other Trust expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2011 through July 31, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Trust’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

			Expenses
	Beginning	Ending	paid during
	account value	account value	period 2/1/11
	2/1/11	7/31/11	thru 7/31/11*
Actual	$1,000.00	$1,053.33	$4.73
Hypothetical (5% return before expenses)	$1,000.00	$1,020.18	$4.66

*	Expenses are equal to the Trust’s annualized expense ratio of 0.93% multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. This expense ratio may differ from the expense ratio shown in the Financial Highlights.

Value Line New York Tax Exempt Trust

Portfolio Highlights at July 31, 2011 (unaudited)

Ten Largest Holdings

	Principal		Percentage of
Issue	Amount	Value	Net Assets
Housing Finance Agency, Revenue Bonds, Ser. A, 5.00%, 3/15/39	$900,000	$924,642	5.8%
Transitional Finance Authority, Building Aid Revenue Bonds, Fiscal 2007, Ser. S-1, FGIC Insured, 5.00%, 7/15/23	725,000	775,982	4.9%
New York State Environmental Facilities Corp., Revenue Bonds, Ser. A, 5.00%, 6/15/14	500,000	561,325	3.5%
Urban Development Corp., Refunding Service Contract, Revenue Bonds, Ser. B, 5.00%, 1/1/20	500,000	541,545	3.4%
Dormitory Authority, Revenue Bonds, State Personal Income Tax Education, Ser. B, 5.00%, 3/15/28	500,000	536,645	3.4%
New York State Environmental Facilities Corp., Revenue Bonds, 5.00%, 6/15/28	500,000	533,500	3.3%
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. D, 5.00%, 11/15/26	500,000	530,685	3.3%
Dormitory Authority, Revenue Bonds, Albany Medical Center, Ser. A-1, FSA/FHA Insured, 5.00%, 8/15/18	500,000	530,065	3.3%
Municipal Water Finance Authority, Water and Sewer System Revenue, Revenue Bonds, Ser. C, 4.75%, 6/15/33	500,000	505,615	3.2%
Transitional Finance Authority, Revenue Bonds, Subordinated Future Tax Secured, Ser. B, 5.00%, 11/1/23	400,000	434,552	2.7%

Asset Allocation — Percentage of Total Net Assets

Sector Weightings — Percentage of Total Municipal Securities

Value Line New York Tax Exempt Trust

Schedule of Investments (unaudited)	July 31, 2011

Principal		Rating
Amount		(unaudited)		Value
LONG-TERM MUNICIPAL SECURITIES (97.1%)

	NEW YORK CITY (32.4%)
$100,000	Battery Park City Authority, Senior Revenue Bonds, Ser. B, 5.00%, 11/1/34	Aaa		$106,265
90,000	General Obligation Unlimited, Fiscal 2007, Ser. C, 5.00%, 1/1/17	Aa2		105,016
100,000	General Obligation Unlimited, Fiscal 2008, Ser. A-1, 5.00%, 8/1/12	Aa2		104,800
350,000	General Obligation Unlimited, Fiscal 2008, Subser C-1, FSA Insured, 5.00%, 10/1/24	Aa2		375,725
150,000	General Obligation Unlimited, Fiscal 2010, Ser. F, 5.00%, 8/1/16	Aa2		175,510
150,000	General Obligation Unlimited, Fiscal 2011, Ser. I, Subser I-1, 5.00%, 8/1/17	Aa2		176,385
100,000	General Obligation Unlimited, Fiscal 2012, Ser. A-1, 5.00%, 8/1/32	Aa2		105,062
	Health & Hospital Corp., Revenue Bonds, Health Systems, Ser. A:
155,000	5.00%, 2/15/14	Aa3		169,531
150,000	5.00%, 2/15/15	Aa3		167,383
250,000	5.00%, 2/15/16	Aa3		283,120
110,000	Industrial Development Agency, Special Facility Revenue Refunding Bonds, New York Stock Exchange Project, Ser. A, 5.00%, 5/1/29	Aa3		114,436
	Municipal Water Finance Authority, Water and Sewer System Revenue, Revenue Bonds:
50,000	Ser. BB, 5.00%, 6/15/31	Aa2		52,823
500,000	Ser. C, 4.75%, 6/15/33	Aa1		505,615
150,000	Ser. C, 5.00%, 6/15/30	Aa1		155,933
250,000	Ser. DD, 4.50%, 6/15/38	Aa2		243,145
	Municipal Water Finance Authority, Water and Sewer System Revenue, Second General Resolution Revenue Bonds:
150,000	Ser. GG-1, 5.25%, 6/15/32	Aa2		159,945
200,000	Ser. GG-1, 5.00%, 6/15/39	Aa2		203,770
	Transitional Finance Authority, Building Aid Revenue Bonds:
725,000	Fiscal 2007, Ser. S-1, FGIC Insured, 5.00%, 7/15/23	Aa3		775,982
200,000	Fiscal 2009, Ser. S-5, 5.00%, 1/15/26	Aa3		211,862
	Transitional Finance Authority, Revenue Bonds:
150,000	Subordinated Future Tax Secured, Ser. A, 5.00%, 5/1/30	Aa1		159,805
400,000	Subordinated Future Tax Secured, Ser. B, 5.00%, 11/1/23	Aa1		434,552
250,000	Trust for Cultural Resources Revenue, Refunding Bonds, Museum of Modern Art - 1A, 5.00%, 4/1/28	Aa2		266,725
100,000	Trust for Cultural Resources, Revenue Bonds, Whitney Museum of American Art, 5.25%, 7/1/25	A	*	106,416
				5,159,806
	NEW YORK STATE (63.5%)
100,000	County of Rockland, General Obligation Unlimited, Ser. B, 3.00%, 9/1/21	A1		93,802

See Notes to Financial Statements.

Value Line New York Tax Exempt Trust

Schedule of Investments (unaudited)

Principal		Rating
Amount		(unaudited)		Value
$150,000	County of Saratoga, New York Public Improvement Bonds, General Obligation Unlimited, Ser. A, 4.00%, 7/15/21	Aa1		$160,694
	Dormitory Authority, Revenue Bonds:
500,000	Albany Medical Center, Ser. A-1, FSA/FHA Insured, 5.00%, 8/15/18	Aa3		530,065
250,000	Mental Health Services Facilities Improvement, Ser. B, AMBAC Insured, 5.00%, 2/15/25	AA-	*	258,597
500,000	State Personal Income Tax Education, Ser. B, 5.00%, 3/15/28	AAA	*	536,645
900,000	Housing Finance Agency, Revenue Bonds, Ser. A, 5.00%, 3/15/39	AAA	*	924,642
	Metropolitan Transportation Authority, New York:
250,000	Revenue Bonds, Ser. A, MBIA-RE FGIC Insured, 5.00%, 11/15/14	A2		279,225
250,000	Revenue Bonds, Ser. D, 5.00%, 11/15/16	A2		286,545
	Metropolitan Transportation Authority, New York Dedicated Tax Fund:
400,000	Revenue Bonds, Ser. A, FSA Insured, 5.25%, 11/15/24	Aa3		417,688
250,000	Revenue Bonds, Ser. B, 5.00%, 11/15/34	AA	*	256,468
100,000	New York State Dormitory Authority, Cornell University Revenue Bonds, Ser. A, 5.00%, 7/1/40	Aa1		103,340
135,000	New York State Dormitory Authority, Fordham University Revenue Bonds, Ser. B, 5.00%, 7/1/28	Aa3		141,425
100,000	New York State Dormitory Authority, Lease Revenue Bonds, Ser. A, 5.25%, 5/15/13	Aa3		107,728
200,000	New York State Dormitory Authority, Mental Health Services Facilities Improvement, Revenue Bonds, 4.75%, 2/15/19	AA+	*	224,534
50,000	New York State Dormitory Authority, Revenue Bonds, Ser. D, 5.00%, 3/15/36	AAA	*	51,085
150,000	New York State Dormitory Authority, State Personal Income Tax Revenue Bonds, General Purpose, Ser. A, 5.00%, 3/15/31	AAA	*	160,520
	New York State Environmental Facilities Corp.:
500,000	Revenue Bonds, Ser. A, 5.00%, 6/15/14	Aa1		561,325
100,000	Revenue Bonds, Ser. A, 5.25%, 1/1/12	Aa2		102,156
125,000	Revenue Bonds, Ser. C, 4.13%, 6/15/22	Aa1		131,881
500,000	New York State Environmental Facilities Corp., Revenue Bonds, 5.00%, 6/15/28	Aa1		533,500
250,000	New York State Local Government Assistance Corp., Revenue Bonds, Refunding & Sub Lien - Ser. B, 5.00%, 4/1/14	AAA	*	278,972
100,000	New York State Thruway Authority, Second General Highway and Bridge Trust Revenue Bonds, Ser. A, 5.00%, 4/1/18	AA	*	116,508
	New York State Urban Development Corp.:
250,000	Revenue Bonds, Ser. A-1, 5.00%, 1/1/19	AA-	*	288,252
100,000	Revenue Bonds, Ser. B-1, 5.00%, 3/15/17	AAA	*	117,614
150,000	Revenue Bonds, Ser. C, 5.00%, 12/15/17	AAA	*	178,071
250,000	Revenue Bonds, Ser. C, 5.00%, 12/15/20	AAA	*	289,275

See Notes to Financial Statements.

Value Line New York Tax Exempt Trust

July 31, 2011

Principal		Rating
Amount		(unaudited)		Value
	New York State, General Obligation Unlimited:
$300,000	Ser. A, 3.00%, 3/1/16	Aa2		$321,870
150,000	Ser. A, 3.50%, 2/15/23	Aa2		149,688
150,000	Port Authority of New York & New Jersey Revenue Bonds, One Hundred Sixty -Third Series, 4.00%, 7/15/27	Aa2		148,949
250,000	Thruway Authority, Revenue Bonds, Second General Highway and Bridge Trust Fund, Ser. A, AMBAC Insured, 5.00%, 4/1/20	AA	*	276,670
175,000	Tobacco Settlement Financing Corp., Revenue Bonds, Asset Backed, Ser. A1, BHAC-CR AMBAC Insured, 5.25%, 6/1/21	Aa1		186,230
120,000	Town of East Fishkill, New York Public Improvement Bonds, General Obligation Unlimited, AGM Insured, 4.38%, 3/15/29	Aa2		125,652
105,000	Town of Oyster Bay, New York Public Improvement Bonds, General Obligation Unlimited, 3.00%, 8/15/20	AAA	*	107,093
	Triborough Bridge & Tunnel Authority:
250,000	Revenue Bonds, Ser. C, 5.00%, 11/15/19	Aa2		287,937
500,000	Revenue Bonds, Ser. D, 5.00%, 11/15/26	Aa3		530,685
250,000	Triborough Bridge & Tunnel Authority, Revenue Bonds, 5.50%, 11/15/19	Aa3		298,742
500,000	Urban Development Corp., Refunding Service Contract, Revenue Bonds, Ser. B, 5.00%, 1/1/20	AA-	*	541,545
				10,105,618
	PUERTO RICO (1.2%)
200,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Ser. TT, 5.00%, 7/1/32	A3		194,678
	TOTAL LONG-TERM MUNICIPAL SECURITIES (97.1%) (Cost $15,115,220)			15,460,102
	CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (2.9%)			467,256
	NET ASSETS (100.0%)			$15,927,358
	NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($15,927,358 ÷ 1,790,376 shares outstanding)			$8.90

*	Rated by Moody’s Investor Service except for those marked by an asterisk (*) which are rated by Standard & Poor’s

See Notes to Financial Statements.

Value Line New York Tax Exempt Trust

Statement of Assets and Liabilities
at July 31, 2011 (unaudited)

Assets:
Investment securities, at value (Cost - $15,115,220)	$15,460,102
Cash	636,866
Interest receivable	162,871
Other	10,927
Prepaid expenses	2,379
Total Assets	16,273,145

Liabilities:
Payable for securities purchased	315,114
Payable for trust shares redeemed	11,002
Dividends payable to shareholders	8,421
Accrued expenses:
Advisory fee	4,877
Other	6,373
Total Liabilities	345,787
Net Assets	$15,927,358

Net assets consist of:
Shares of beneficial interest, at $0.01 par value (authorized unlimited, outstanding 1,790,376 shares)	$17,904
Additional paid-in capital	17,664,390
Distributions in excess of net investment income	(9,503)
Accumulated net realized loss on investments	(2,090,315)
Net unrealized appreciation of investments	344,882
Net Assets	$15,927,358
Net Asset Value, Offering and Redemption Price per Outstanding Share ($15,927,358 ÷ 1,790,376 shares outstanding)	$8.90

Statement of Operations
for the Six Months Ended July 31, 2011 (unaudited)

Investment Income:
Interest	$286,238
Expenses:
Advisory fee	47,631
Service and distribution plan fees	19,846
Auditing and legal fees	12,861
Printing and postage	12,181
Custodian fees	6,753
Transfer agent fees	5,244
Trustees’ fees and expenses	1,464
Insurance	1,047
Registration and filing fees	645
Other	5,004
Total Expenses Before Fees Waived and Custody Credits	112,676
Less: Service and Distribution Plan Fees Waived	(19,846)
Less: Advisory Fees Waived	(17,862)
Less: Custody Credits	(148)
Net Expenses	74,820

Net Investment Income	211,418
Net Realized and Unrealized Gain/(Loss) on Investments:
Net Realized Loss	(28,687)
Change in Net Unrealized Appreciation/(Depreciation)	657,874
Net Realized Loss and Change in Net Unrealized Appreciation/(Depreciation) on Investments	629,187
Net Increase in Net Assets from Operations	$840,605

See Notes to Financial Statements.

Value Line New York Tax Exempt Trust

Statement of Changes in Net Assets for the Six Months Ended July 31, 2011 (unaudited) and for the Year Ended January 31, 2011

	Six Months Ended
	July 31, 2011	Year Ended
	(unaudited)	January 31, 2011
Operations:
Net investment income	$211,418	$519,756
Net realized gain/(loss) on investments	(28,687)	67,357
Change in net unrealized appreciation/(depreciation)	657,874	(602,563)
Net increase/(decrease) in net assets from operations	840,605	(15,450)

Distributions to Shareholders:
Net investment income	(211,418)	(519,756)

Trust Share Transactions:
Proceeds from sale of shares	96,609	319,869
Proceeds from reinvestment of dividends to shareholders	156,844	374,904
Cost of shares redeemed	(1,083,023)	(1,684,316)
Net decrease in net assets from Trust share transactions	(829,570)	(989,543)
Total Decrease in Net Assets	(200,383)	(1,524,749)

Net Assets:
Beginning of period	16,127,741	17,652,490
End of period	$15,927,358	$16,127,741
Distributions in excess of net investment income, at end of period	$(9,503)	$(9,503)

See Notes to Financial Statements.

Value Line New York Tax Exempt Trust

Notes to Financial Statements (unaudited)

1. Significant Accounting Policies

Value Line New York Tax Exempt Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The investment objective of the Trust is to provide New York taxpayers with the maximum income exempt from New York State, New York City, and federal income taxes, while avoiding undue risk to principal. The Trust will invest primarily in New York State municipal and public authority debt obligations. The ability of the issuers of the securities held by the Trust to meet their obligations may be affected by economic or political developments in New York State and New York City as well as other regions in which the Trust may invest.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in the preparation of its financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation: The Trust’s investments are valued each business day by an independent pricing service (the “Service”) approved by the Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market, are valued at quotations obtained by the Service from dealers in such securities. Other investments are valued by the Service, based on methods that include consideration of yields or prices of municipal securities of comparable quality, coupon, maturity, and type, indications as to values from dealers, and general market conditions.

Short term instruments maturing within 60 days are valued at amortized cost, which approximates market value. Other assets and securities for which no quotations are readily available are valued in good faith at their fair value using methods determined by the Trustees.

(B) Fair Value Measurements: The Trust follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access at the measurement date;
•	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Trust’s investments in securities as of July 31, 2011:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Long-Term Municipal Securities	$0	$15,460,102	$0	$15,460,102
Total Investments in Securities	$0	$15,460,102	$0	$15,460,102

The Trust follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure

Value Line New York Tax Exempt Trust

July 31, 2011

fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

For the six months ended July 31, 2011, there was no significant transfer activity between Level 1 and Level 2.

For the six months ended July 31, 2011, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

(C) Distributions: It is the policy of the Trust to distribute all of its net investment income to shareholders. Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed to shareholders annually. Income dividends and capital gains distributions are automatically reinvested in additional shares of the Trust unless the shareholder has requested otherwise. Income earned by the Trust on weekends, holidays and other days on which the Trust is closed for business is declared as a dividend on the next day on which the Trust is open for business.

The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassification.

(D) Federal Income Taxes: It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined in the applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(E) Security Transactions: Securities transactions are recorded on a trade date basis. Realized gains and losses from security transactions are recorded on the identified-cost basis. Interest income, adjusted for amortization of premium and accretion of discounts on investments, is earned from settlement date and recognized on the accrual basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

(F) Representations and Indemnifications: In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

(G) Subsequent Events: Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued, and except as already included in the notes to these financial statements, has determined that no additional items require disclosure.

2. Trust Share Transactions and Distributions to Shareholders

Transactions in shares of beneficial interest were as follows:

	Six Months Ended
	July 31, 2011	Year Ended
	(unaudited)	January 31, 2011
Shares sold	11,017	35,769
Shares issued to shareholders in reinvestment of dividends and distributions	17,879	42,137
Shares redeemed	(123,401)	(190,273)
Net decrease	(94,505)	(112,367)
Dividends per share from net investment income	$0.1143	$0.2703

Value Line New York Tax Exempt Trust

Notes to Financial Statements (unaudited)

3. Purchases and Sales of Securities

Purchases and sales of municipal securities, excluding short-term securities, were as follows:

Six Months Ended
July 31, 2011
(unaudited)
Purchases:
Long-term obligations	$3,033,346
Maturities or Sales:
Long-term obligations	$3,637,196

4. Income Taxes

At July 31, 2011, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$15,115,220
Gross tax unrealized appreciation	$374,368
Gross tax unrealized depreciation	(29,486)
Net tax unrealized appreciation on investments	$344,882

5. Investment Advisory Fee, Service and Distribution Fees and Transactions With Affiliates

An advisory fee of $47,631 was paid or payable to EULAV Asset Management (the “Adviser”) for the six months ended July 31, 2011. This fee was computed at an annual rate of 0.60% of the Trust’s average daily net assets during the period. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Trust. The Adviser also provides persons, satisfactory to the Trustees, to act as officers and employees of the Trust and pays their salaries. Effective June 1, 2007 through May 31, 2012, the Adviser contractually agreed to reduce the Trust’s advisory fee by 0.225% for one year periods. The fees waived amounted to $17,862 for the six months ended July 31, 2011. The Adviser has no right to recoup previously waived amounts.

The Trust has a Service and Distribution Plan (the “Plan”), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, which compensates EULAV Securities LLC (the “Distributor”) for advertising, marketing and distributing the Trust’s shares and for servicing the Trust’s shareholders at an annual rate of 0.25% of the Trust’s average daily net assets. Effective June 1, 2007 through May 31, 2012, the Distributor contractually agreed to waive the 12b-1 fee for one year periods. Fees amounting to $19,846 before fee waivers were accrued under the Plan for the six months ended July 31, 2011. For the six months ended July 31, 2011, all 12b-1 fees were waived. The Distributor has no right to recoup previously waived amounts.

For the six months ended July 31, 2011, the Trust’s expenses were reduced by $148 under a custody credit arrangement with the custodian.

Direct expenses of the Trust are charged to the Trust while common expenses of the Value Line Funds are allocated proportionately based upon the Funds’ respective net assets. The Trust bears all other costs and expenses.

Certain officers and a Trustee of the Adviser are also officers and a Trustee of the Trust. At July 31, 2011, the officers and Trustee as a group owned 166 shares of beneficial interest in the Trust, representing less than 1% of the outstanding shares.

Value Line New York Tax Exempt Trust

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

	Six Months Ended
	July 31, 2011		Years Ended January 31,
	(unaudited)		2011		2010	2009	2008	2007
Net asset value, beginning of period	$8.56		$8.84		$8.59	$9.55	$9.71	$9.69
Income from investment operations:
Net investment income	0.11		0.27		0.30	0.31	0.36	0.36
Net gains or (losses) on securities (both realized and unrealized)	0.34		(0.28)		0.26	(0.96)	(0.15)	0.03
Total from investment operations	0.45		(0.01)		0.56	(0.65)	0.21	0.39

Less distributions:
Dividends from net investment income	(0.11)		(0.27)		(0.31)	(0.31)	(0.36)	(0.36)
Distributions from net realized gains	—		—		—	—	(0.01)	(0.01)
Total distributions	(0.11)		(0.27)		(0.31)	(0.31)	(0.37)	(0.37)
Net asset value, end of period	$8.90		$8.56		$8.84	$8.59	$9.55	$9.71
Total return	5.33	%(3)	(0.18)%		6.58%	(6.82)%	2.23%	4.02%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$15,927		$16,128		$17,652	$18,286	$21,316	$22,806
Ratio of expenses to average net assets(1)	1.40	%(4)	1.36	%(5)	1.41%	1.31%	1.12%	1.21%
Ratio of expenses to average net assets(2)	0.93	%(4)	0.87	%(6)	0.93%	0.75%	0.58%	0.73%
Ratio of net investment income to average net assets	2.63	%(4)	3.04%		3.51%	3.50%	3.77%	3.67%
Portfolio turnover rate	19	%(3)	43%		84%	90%	45%	139%

(1)
Ratio reflects expenses grossed up for custody credit arrangement, a portion of the advisory fee by the Adviser, and all or a portion of the service and distribution plan fees by the Distributor. The ratio of expenses to average net assets, net of custody credits, but exclusive of the fee waivers, would have been 1.40% for the year ended January 31, 2010, 1.22% for the year ended January 31, 2009, 1.05% for the year ended January 31, 2008, 1.18% for the year ended January 31, 2007 and would have been unchanged for the other periods shown.

(2)	Ratio reflects expenses net of the custody credit arrangement, a portion of the advisory fee by the Adviser, and all or a portion of the service and distribution plan fees by the Distributor.

(3)	Not annualized.

(4)	Annualized.

(5)	Ratio reflects expenses grossed up for the reimbursement by Value Line, Inc. of certain expenses incurred by the Trust.

(6)	Ratio reflects expenses net of the reimbursement by Value Line, Inc. of certain expenses incurred by the Trust.

See Notes to Financial Statements.

Value Line New York Tax Exempt Trust

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Trust voted these proxies for the 12-month period ended June 30 is available through the Trust’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

Value Line New York Tax Exempt Trust

Management of the Trust

MANAGEMENT INFORMATION

The business and affairs of the Trust are managed by the Trust’s officers under the direction of the Board of Trustees. The following table sets forth information on each Trustee and Officer of the Trust. Each Trustee serves as a director or trustee of each of the 14 Value Line Funds. Each Trustee serves until his or her successor is elected and qualified.

Name, Address, and YOB	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Trustee
Interested Trustee*
Mitchell E. Appel YOB: 1970	Trustee	Since 2010
President of each of the Value Line Funds since June 2008; President of the Adviser and Distributor since February 2009; Chief Financial Officer of Value Line, Inc. (“Value Line”) from April 2008 to December 2010 and from September 2005 to November 2007; Director of Value Line February 2010 to December 2010 and Treasurer from June 2005 to September 2005; Chief Financial Officer of XTF Asset Management from November 2007 to April 2008.
None
Non-Interested Trustees
Joyce E. Heinzerling 500 East 77th Street New York, NY 10162 YOB: 1956	Trustee	Since 2008	President, Meridian Fund Advisers LLC. (consultants) since April 2009; General Counsel, Archery Capital LLC (private investment fund) until April 2009.	Burnham Investors Trust, since 2004 (4 funds).
Francis C. Oakley 54 Scott Hill Road Williamstown, MA 01267 YOB: 1931	Trustee	Since 2000
Professor of History, Williams College, (1961-2002). Professor Emeritus since 2002; President Emeritus since 1994 and President, (1985-1994); Chairman (1993-1997) and Interim President (2002-2003) of the American Council of Learned Societies. Trustee since 1997 and Chairman of the Board since 2005, National Humanities Center.
None
David H. Porter 5 Birch Run Drive Saratoga Springs, NY 12866 YOB: 1935	Trustee	Since 1997	Professor, Skidmore College since 2008; Visiting Professor of Classics, Williams College, (1999-2008); President Emeritus, Skidmore College since 1999 and President, (1987-1998).	None

Value Line New York Tax Exempt Trust

Management of the Fund

Name, Address, and YOB	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Trustee
Paul Craig Roberts 169 Pompano St. Panama City Beach, FL 32413 YOB: 1939	Trustee	Since 1987	Chairman, Institute for Political Economy.	None
Nancy-Beth Sheerr 1409 Beaumont Drive Gladwyne, PA 19035 YOB: 1949	Trustee	Since 1996	Senior Financial Advisor, Veritable L.P. (Investment Adviser).	None
Daniel S. Vandivort 59 Indian Head Road Riverside, CT 06878 YOB: 1954	Trustee (Lead Independent Trustee since 2010)	Since 2008	President, Chief Investment Officer, Weiss, Peck and Greer/Robeco Investment Management (2005-2007); Managing Director, Weiss, Peck and Greer, (1995-2005).	None
Officers
Mitchell E. Appel YOB: 1970	President	Since 2008
President of each of the Value Line Funds since June 2008; President of the Adviser and Distributor since February 2009; Chief Financial Officer of Value Line, Inc. (“Value Line”) from April 2008 to December 2010 and from September 2005 to November 2007; Director of Value Line February 2010 to December 2010 and Treasurer from June 2005 to September 2005; Chief Financial Officer of XTF Asset Management from November 2007 to April 2008.

Michael J. Wagner YOB: 1950	Chief Compliance Officer	Since 2009
Chief Compliance Officer of Value Line Funds since June 2009; President of Northern Lights Compliance Services, LLC (formerly Fund Compliance Services, LLC (2006 – present)) and Senior Vice President (2004-2006) and President and Chief Operations Officer (2003-2006) of Gemini Fund Services, LLC; Director of Constellation Trust Company until 2008.

Emily D. Washington YOB: 1979	Treasurer and Secretary	Since 2008
Treasurer and Chief Financial Officer (Principal Financial and Accounting Officer) of each of the Value Line Funds since August 2008 and Secretary since 2010; Associate Director of Mutual Fund Accounting at Value Line until August 2008.

*	Mr. Appel is an “interested person” as defined in the Investment Company Act of 1940 by virtue of his position with the Adviser and Distributor.

Unless otherwise indicated, the address for each of the above officers is c/o Value Line Funds, 7 Times Square, New York, NY 10036.

The Trust’s Statement of Additional Information (SAI) includes additional information about the Trust’s Trustees and is available, without charge, upon request by calling 1-800-243-2729 or on the Trust’s website, www.vlfunds.com.

Value Line New York Tax Exempt Trust

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Value Line New York Tax Exempt Trust

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Value Line New York Tax Exempt Trust

The Value Line Family of Funds

1950 — The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 — Value Line Income and Growth Fund’s primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 — Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 — Value Line Larger Companies Fund’s sole investment objective is to realize capital growth.

1979 — Value Line U.S. Government Money Market Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 — Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 — Value Line Centurion Fund* seeks long-term growth of capital.

1984 — The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 — Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1, 2 or 3 for the year-ahead performance by the Value Line Convertible Ranking System.

1986 — Value Line Aggressive Income Trust seeks to maximize current income.

1987 — Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 — Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 — Value Line Emerging Opportunities Fund invests in US common stocks of small capitalization companies, with its primary objective being long-term growth of capital.

1993 — Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

*	Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from EULAV Securities LLC, 7 Times Square, New York, New York 10036-6524 or call 1-800-243-2729, 9am-5pm CST, Monday-Friday, or visit us at www.vlfunds.com. Read the prospectus carefully before you invest or send money.

Item 11.Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.Exhibits.

(a)	(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

 (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	October 5, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	October 5, 2011